Document and Entity Information	Jun. 18, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 18, 2020
Entity Registrant Name	L Brands, Inc.
Entity Central Index Key	0000701985
Current Fiscal Year End Date	--01-30
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8344
Entity Tax Identification Number	31-1029810
Entity Address, Address Line One	Three Limited Parkway
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43230
City Area Code	614
Local Phone Number	415-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	LB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false